SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Capital expenditures	$ 3,122	$ 3,098
Cash expenditures	3,086	3,049
Increase (decrease) in accrued capital expenditures	36	49
Reportable total [Member]
Disclosure of operating segments [line items]
Capital expenditures	3,205	3,197
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Capital expenditures	615	506
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Capital expenditures	427	419
Operating segments | Turquoise Ridge [Member]
Disclosure of operating segments [line items]
Capital expenditures	102	176
Operating segments | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Capital expenditures	441	629
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Capital expenditures	375	322
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	83	99
Operating segments | Lumwana [Member]
Disclosure of operating segments [line items]
Capital expenditures	320	380
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Capital expenditures	206	156
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Capital expenditures	107	90
Operating segments | Other
Disclosure of operating segments [line items]
Capital expenditures	231	287
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Capital expenditures	2,907	3,064
Other items not allocated to segments | Other
Disclosure of operating segments [line items]
Capital expenditures	298	133
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	$ (83)	$ (99)